Document And Entity Information	3 Months Ended
Mar. 31, 2019
Document Information [Line Items]
Entity Registrant Name	Adynxx, Inc.
Entity Central Index Key	0001054274
Entity Emerging Growth Company	false
Document Type	8-K/A
Document Period End Date	May 03, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Amendment Flag	true
Amendment Description	On May 9, 2019, Adynxx, Inc., formerly known as "Alliqua BioMedical, Inc.," or Alliqua, filed a Current Report on Form 8-K, or the Original Form 8-K, reporting, among other items, that on May 3, 2019, Alliqua completed its merger with what was then known as Adynxx, Inc., or Private Adynxx. This Amendment No. 1 to Current Report on Form 8-K amends the Original Form 8-K to provide (i) the historical audited financial statements of Private Adynxx as of and for the years ended December 31, 2017 and 2018; (ii) the unaudited financial statements of Private Adynxx for the three months ended March 31, 2019 and 2018; and (iii) the pro forma condensed combined financial information as required by Items 9.01(a) and 9.01(b) of Current Report on Form 8-K, respectively. Such financial information was excluded from the Original Form 8-K in reliance on the instructions to such Items.